PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Short-term Debt Instruments

The following table provides a summary of the activity of the Company's non-convertible, unsecured, promissory notes:

	Investor 1	Investor 2	BD1	SBA	Total
Promissory Notes Principal Balance at January 1, 2020	$494,437	$615,000	$—	$—	$1,109,437
New principal	—	35,000	—	193,200	228,200
Notes assigned	(494,437)	(650,000)	1,144,437	—	—
Notes exchanged			(1,144,437)		$(1,144,437)
Promissory Notes Principal Balance at December 31, 2020	—	—	—	193,200	193,200
Notes forgiven	—	—	—	(193,200)	(193,200)
Promissory Notes Balance at December 31, 2021	$—	$—	$—	$—	$—